Provisions - Summary of Changes in Group's Provisions (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Non current [member]
Disclosure of provisions [line items]
Provisions beginning balance		$ 2,571		$ 2,519		$ 2,219
Increases charged to expenses		433		471		662
Decreases charged to income		(38)		(396)		(136)
Applications due to utilization		(1)		(12)		(7)
Net exchange and translation differences		(162)		(63)		(35)
Reclassifications and other movements		(142)		53		(184)
Result from net monetary position	[1]	(1)		(1)		0
Provisions ending balance		2,660		2,571		2,519
Non current [member] | Provision for lawsuits and contingencies [member]
Disclosure of provisions [line items]
Provisions beginning balance		571		872		599
Increases charged to expenses		89		187	[2]	400	[2]
Decreases charged to income		(26)		(354)	[3]	(42)
Applications due to utilization		(1)		(12)		(7)
Net exchange and translation differences		(110)		(55)		(31)
Reclassifications and other movements		(456)	[4]	(66)	[5]	(47)
Result from net monetary position	[1]	(1)		(1)		0
Provisions ending balance		66		571		872
Non current [member] | Provision for environmental liabilities [member]
Disclosure of provisions [line items]
Provisions beginning balance		96		96		66
Increases charged to expenses		80		69		105
Decreases charged to income		0		(1)		0
Net exchange and translation differences		(52)		(8)		(4)
Reclassifications and other movements		(76)		(60)		(71)
Provisions ending balance		48		96		96
Non current [member] | Provision for Hydrocarbon Wells Abandonment Obligations [member]
Disclosure of provisions [line items]
Provisions beginning balance		1,904		1,551		1,554
Increases charged to expenses		264		215		157
Decreases charged to income		(12)		(41)		(94)
Net exchange and translation differences		0		0		0
Reclassifications and other movements	[6]	390		179		(66)
Provisions ending balance		2,546		1,904		1,551
Current [member]
Disclosure of provisions [line items]
Provisions beginning balance		199		188		73
Increases charged to expenses		3		0		1
Decreases charged to income		(6)		0		(37)
Applications due to utilization		(490)		(139)		(48)
Net exchange and translation differences		(39)		(34)		(12)
Reclassifications and other movements		514		184		211
Provisions ending balance		181		199		188
Current [member] | Provision for lawsuits and contingencies [member]
Disclosure of provisions [line items]
Provisions beginning balance		22		22		23
Increases charged to expenses		3		0		1
Decreases charged to income		(6)		0		(37)
Applications due to utilization		(318)	[7]	(35)		(7)
Net exchange and translation differences		(1)		0		0
Reclassifications and other movements		321		35		42
Provisions ending balance		21		22		22
Current [member] | Provision for environmental liabilities [member]
Disclosure of provisions [line items]
Provisions beginning balance		46		68		31
Applications due to utilization		(50)		(48)		(22)
Net exchange and translation differences		(38)		(34)		(12)
Reclassifications and other movements		76		60		71
Provisions ending balance		34		46		68
Current [member] | Provision for Hydrocarbon Wells Abandonment Obligations [member]
Disclosure of provisions [line items]
Provisions beginning balance		131		98		19
Applications due to utilization		(122)		(56)		(19)
Net exchange and translation differences		0		0		0
Reclassifications and other movements	[6]	117		89		98
Provisions ending balance		$ 126		$ 131		$ 98

[1]	Includes the adjustment for inflation of opening balances of provisions of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income and the adjustment for inflation of the fiscal year, which was charged to net income in the statement of comprehensive income.
[2]	Includes the accrual of financial interest corresponding to the recognition of the dispute relating to the tax deduction of hydrocarbon wells abandonment costs for periods 2014-2017.
[3]	Includes 30 corresponding to the recovery of liabilities for the regularization regimes associated with the dispute relating to the cost deduction for hydrocarbon wells abandonment for periods 2014-2017. See Note 16.a.5).
[4]	Includes 134 reclassified as “Other liabilities” in the statement of financial position due to the settlement agreement entered with TGN and 286 reclassified as current Provision for lawsuits and contingencies due to the Trust Settlement Agreement. See Notes 16.a.2) and 32, respectively.
[5]	Includes 22 reclassified as “Income tax liability” in the statement of financial position for the regularization regimes associated with the dispute relating to the tax deduction of hydrocarbon well abandonment costs for periods 2014-2017. See Note 16.a.5).
[6]	Includes 507, 268 and 32 corresponding to the annual recalculation of hydrocarbon wells abandonment cost for the years ended December 31, 2023, 2022 and 2021, respectively.
[7]	Includes the payment of the amount for the Trust Settlement Agreement. See Note 32.